Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Facilities	June 30, 2019	December 31, 2018
2022 Notes	$340,000	$360,000
Less repurchase of Notes	—	(20,000)
Less original issue discount	(3,600)	(3,600)
Accumulated amortization of original issue discount	1,346	941
2022 Notes (a)	$337,746	$337,341
Poseidon-DVB Credit Facility (b)	48,832	51,063
Poseidon-Credit Agricole Credit Facility (c)	51,611	53,069
Poseidon-Blue Ocean Credit Facility (d)	23,652	23,830
Poseidon-ABN-AMRO Credit Facility (e)	61,595	62,189
Poseidon-ATB Credit Facility (f)	15,472	17,100
Poseidon-Credit Agricole Credit Facility (g)	77,000	80,000
Poseidon-Blue Ocean Credit Facility (h)	38,500	38,500
Poseidon-Deutsche, CIT, Entrust Credit Facility (i)	173,394	180,500
Citi Credit Facility (j)	24,800	34,800
Hayfin Secured Term Loan Facility (k)	7,775	8,125
Hellenic Senior Secured Credit Facility (l)	13,000	—
Less: Deferred financing costs (n)	(8,146)	(9,299)
Total	$865,231	$877,218
Less: Current portion of 2022 Notes (a)	(20,000)	(20,000)
Less: Current portion of Poseidon-DVB Credit Facility (b)	(7,152)	(2,231)
Less: Current portion of Poseidon-Credit Agricole Credit Facility (c)	(2,800)	(405)
Less: Current portion of Poseidon-Blue Ocean Credit Facility (d)	(1,300)	—
Less: Current portion of Poseidon-ABN-AMRO Credit Facility (e)	(2,250)	(129)
Less: Current portion of Poseidon-ATB Credit Facility (f)	(2,596)	(1,628)
Less: Current portion of Poseidon-Credit Agricole Credit Facility (g)	(6,000)	(6,000)
Less: Current portion of Poseidon-Deutsche, CIT, Entrust Credit Facility (i)	(14,434)	(13,695)
Less: Current portion of Citi Credit Facility (j)	(17,400)	(20,000)
Less: Current portion of Hayfin Secured Term Loan Facility (k)	—	—
Less: Current portion of Hellenic Senior Secured Credit Facility (l)	(1,800)	—
Non-current portion of Long-Term Debt	$789,499	$813,130

Repayment schedule
Payment due by period ended	Amount
June 30, 2020	$75,732
June 30, 2021	318,439
June 30, 2022	182,585
June 30, 2023	254,575
June 30, 2024	44,300
$875,631

Schedule of Deferred Financing Costs
	June 30, 2019	December 31, 2018
Opening balance	$9,299	$12,818
Expenditure in the period	336	307
Amortization included within interest expense	(1,489)	(3,826)
Closing balance	$8,146	$9,299